Income taxes - Deferred Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Deductible temporary differences, for which no deferred tax asset is recognized	€ 3,381
Temporary differences associated with investments for which no deferred tax liability has been recognized	4,313	€ 4,360	€ 3,049
Deferred tax assets	8,034	3,342
Deferred tax liabilities	(8,241)	(3,342)
Deferred tax assets, Offset	(8,034)	(3,342)
Deferred tax liabilities, Offset	8,034	3,342
Deferred Taxes	(207)
Deferred Taxes	207
Germany
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	64,464	41,570	21,728
Other countries
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	1,002	505	€ 788
Intangible assets
Income taxes
Deferred tax liabilities	(2,934)	(3,013)
Property Plant And Equipment
Income taxes
Deferred tax liabilities	(133)	(156)
Right-of-use assets
Income taxes
Deferred tax liabilities	(5,029)
Measurement of service contracts
Income taxes
Deferred tax liabilities	(145)	(173)
Lease liabilities
Income taxes
Deferred tax assets	4,865
Government grants
Income taxes
Deferred tax assets	1,903	2,051
Unused tax losses
Income taxes
Deferred tax assets	€ 1,266	€ 1,291